Expense Example	Oct. 01, 2025 USD ($)
NYLI MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	192
Expense Example, with Redemption, 10 Years	439
NYLI MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	495
NYLI Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	741
NYLI Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	$ 794